Cash and cash equivalents - Table of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
BCRA - Unrestricted current account	$ 107,501,151	$ 116,149,580
Cash	46,723,972	23,952,983
Balances with other local and foreign institutions	2,034,787	12,353,746
Total Cash and Cash Equivalents	$ 156,259,910	$ 152,456,309	$ 86,844,057	$ 136,520,755